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  SUPPLEMENT TO THE CLASS A PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                        CREDIT SUISSE MUNICIPAL BOND FUND

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S CLASS A PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

THE FOLLOWING SUPERSEDES THE DESCRIPTION OF PORTFOLIO INVESTMENTS FOUND ON PAGE 12 OF THE PROSPECTUS:

Under normal market conditions, the fund will invest at least 80% of net assets, plus any borrowings for investment purposes, in municipal securities.

The fund's 80% investment policy is fundamental and may not be changed without shareholder approval.

OTHER CONTRARY INFORMATION IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION IS ALSO SUPERSEDED.

Dated:  May 31, 2002                                               CSMBA-16-0502
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                   SUPPLEMENT TO THE COMMON CLASS PROSPECTUS
                    AND STATEMENT OF ADDITIONAL INFORMATION

                        CREDIT SUISSE MUNICIPAL BOND FUND

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S COMMON CLASS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

THE FOLLOWING SUPERSEDES THE DESCRIPTION OF PORTFOLIO INVESTMENTS FOUND ON PAGE 12 OF THE PROSPECTUS:

Under normal market conditions, the fund will invest at least 80% of net assets, plus any borrowings for investment purposes, in municipal securities.

The fund's 80% investment policy is fundamental and may not be changed without shareholder approval.

OTHER CONTRARY INFORMATION IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION IS ALSO SUPERSEDED.

Dated:  May 31, 2002                                              WPMBD-16-0502